Segments and Related Information (Details) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jul. 02, 2022 USD ($)	Jul. 03, 2021 USD ($)	Jul. 02, 2022 USD ($) segment	Jul. 03, 2021 USD ($)	Dec. 31, 2021 USD ($) segment	Dec. 31, 2020 USD ($)
Segment Reporting Information [Line Items]
Revenue	$ 184,222	$ 130,609	$ 332,383	$ 249,722	$ 612,241	$ 656,524
Total Assets	695,109		695,109		671,759	640,868
Capital Expenditures					12,818	23,097
Amortization and Depreciation	3,858	3,554	$ 7,613	6,933	$ 53,675	46,475
Number of operating segments | segment			2		2
Number of reportable segments | segment			2		2
Telecom
Segment Reporting Information [Line Items]
Revenue	$ 175,173	$ 117,959	$ 307,837	$ 224,439	$ 498,221	587,614
Total Assets					570,750	579,147
Capital Expenditures					11,109	8,831
Amortization and Depreciation					41,105	40,588
Renewables and Recovery Logistics
Segment Reporting Information [Line Items]
Revenue					114,020	68,910
Total Assets					90,638	55,370
Capital Expenditures					330	12,251
Amortization and Depreciation					11,588	5,259
Corporate
Segment Reporting Information [Line Items]
Total Assets					10,371	6,351
Capital Expenditures					1,379	2,015
Amortization and Depreciation					$ 982	$ 628